ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [Line Items]
Trade receivables	$ 4,246	$ 874
Sales tax and other statutory receivables	10,379	5,765
Other receivables	1,043	842
Trade and other current receivables	$ 15,668	$ 7,481
Bottom of range
Trade Receivables [Line Items]
Settlement period on gold sales	7 days
Top of range
Trade Receivables [Line Items]
Settlement period on gold sales	14 days